Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Lessee, Lease, Description [Line Items]
Schedule of capital leases

	September 30,	December 31,
	2021	2020
Capital leases:
Machinery and equipment	$162,769	$162,769
Accumulated amortization	(62,395)	(37,980)
Property, plant, and equipment, net	100,374	124,789
Current installments of obligations under capital leases	32,344	31,191
Long-term portion of obligations under capital leases	72,028	97,044
Total capital lease obligations	$104,372	$128,235

	December 31,	December 31,
	2020	2019
Capital leases:
Machinery and equipment	$162,769	$63,151
Accumulated amortization	(37,980)	(2,105)
Property, plant, and equipment, net	124,789	61,046
Current installments of obligations under capital leases	31,191	11,277
Long-term portion of obligations under capital leases	97,044	50,059
Total capital lease obligations	$128,235	$61,336